accounts payable and accrued liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
accounts payable and accrued liabilities
Supply chain financing - arm's-length third-party has paid supplier	$ 23	$ 84
Supply chain financing - eligible payable	17	2
Amounts that are a part of supply chain financing	40	86
Amounts that are not a part of supply chain financing	873	1,040
Trade accounts payable	913	1,126
Accrued liabilities	1,402	1,385
Payroll and other employee-related liabilities	592	710
Interest payable	297	262
Indirect taxes payable and other	179	147
Total	$ 3,383	$ 3,630